UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F Cover Page



          Report for the Calendar Year or Quarter Ended June 30, 2011

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Tiger Management L.L.C.

Address:  101 Park Avenue
          New York, NY 10178


13F File Number: 028-04623

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Elouise P. Manhertz
Title:  Chief Financial Officer
Phone:  (212)984-8869


Signature, Place and Date of Signing:

/s/ Elouise Manhertz            New York, New York            August 15, 2011
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager: NONE

Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  28

Form 13F Information Table Value Total: $373,161
                                       (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None


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

COLUMN 1                      COLUMN  2        COLUMN 3   COLUMN 4        COLUMN 5      COLUMN 6    COLUMN 7    COLUMN 8

                                                          VALUE     SHRS OR   SH/ PUT/  INVESTMENT  OTHER      VOTING AUTHORITY
NAME OF ISSUER                TITLE OF CLASS   CUSIP      (X$1000)  PRN AMT   PRN CALL  DISCRETION  MGRS     SOLE       SHARED  NONE
--------------                ---------------  ------     --------- --------  --- ----- ----------- -----    -----      ------- ----
AMAZON COM INC                COM              023135106  29,315      143,355 SH        SOLE        1          143,355  0       0
APPLE INC                     COM              037833100  35,692      106,330 SH        SOLE        1          106,330  0       0
AUTONAVI HLDGS LTC            SPONSORED ADR    05330F106   9,098      612,659 SH        SOLE        1          612,659  0       0
CABLEVISION SYS CORP          CL A NY CABLVS   12686C109  19,010      525,000 SH        SOLE        1          525,000  0       0
CANADIAN NAT RES LTD          COM              136385101  14,808      352,900 SH        SOLE        1          352,900  0       0
CARDIOME PHARMA CORP          COM NEW          14159U202  11,269    2,532,340 SH        SOLE        1        2,532,340  0       0
CARNIVAL CORP                 PAIRED CTF       143658300     374        9,950 SH        SOLE        1            9,950  0       0
CONCHO RES INC                COM              20605P101  16,110      175,400 SH        SOLE        1          175,400  0       0
DIGITALGLOBE INC              COM NEW          25389M877  14,379      565,862 SH        SOLE        1          565,862  0       0
E M C CORP MASS               COM              268648102  15,400      559,000 SH        SOLE        1          559,000  0       0
GOLDMAN SACHS GROUP INC       COM              38141G104  22,432      168,550 SH        SOLE        1          168,550  0       0
GOOGLE INC                    CL A             38259P508  15,597       30,800 SH        SOLE        1           30,800  0       0
LCA-VISION INC                COM PAR $.001    501803308   7,719    1,614,796 SH        SOLE        1        1,614,796  0       0
MASTERCARD INC                CL A             57636Q104  24,734       82,080 SH        SOLE        1           82,080  0       0
NEXEN INC                     COM              65334H102   2,057       91,400 SH        SOLE        1           91,400  0       0
QUALCOMM INC                  COM              747525103  17,026      299,800 SH        SOLE        1          299,800  0       0
RYANAIR HLDGS PLC             SPONSORED ADR    783513104   3,609      123,022 SH        SOLE        1          123,022  0       0
SEALED AIR CORP NEW           COM              81211K100   1,156       48,600 SH        SOLE        1           48,600  0       0
SIRIUS XM RADIO INC           COM              82967N108     219      100,000 SH        SOLE        1          100,000  0       0
SONOCO PRODS CO               COM              835495102     848       23,870 SH        SOLE        1           23,870  0       0
SUNCOR ENERGY INC NEW         COM              867224107   2,678       68,500 SH        SOLE        1           68,500  0       0
TAOMEE HLDGS LTC              SPONSORED ADR    87600Y106   5,120      500,000 SH        SOLE        1          500,000  0       0
TEVA PHARMACEUTICAL INDS LTD  ADR              881624209  17,571      364,400 SH        SOLE        1          364,400  0       0
THERAVANCE INC                COM              88338T104   4,669      210,233 SH        SOLE        1          210,233  0       0
TIME WARNER CABLE INC         COM              88732J207  17,387      222,800 SH        SOLE        1          222,800  0       0
VALEANT PHARMACEUTICALS INTL  COM              91911K102  25,024      481,600 SH        SOLE        1          481,600  0       0
VISA INC                      COM CL A         92826C839  21,579      256,100 SH        SOLE        1          256,100  0       0
WUXI PHARMATECH CAYMAN INC    SPONS ADR SHS    929352102  18,279    1,040,972 SH        SOLE        1        1,040,972  0       0


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